Other revenues (Tables)	6 Months Ended
Jun. 30, 2022
Other revenues
in	2Q22	1Q22	2Q21	6M22	6M21
Other revenues (CHF million)
Noncontrolling interests without SEI	0	0	4	0	3
Loans held-for-sale	(14)	(2)	(58)	(16)	(99)
Long-lived assets held-for-sale	16	165	3	181	1
Equity method investments	53	43	55	96	84
Other investments	(63)	15	131	(48)	330
Other	187	167	241	354	429
Other revenues	179	388	376	567	748

Bank
Other revenues
in	6M22	6M21
Other revenues (CHF million)
Loans held-for-sale	(16)	(99)
Long-lived assets held-for-sale	181	1
Equity method investments	96	84
Other investments	(48)	332
Other	472	601
Other revenues	685	919